Financial obligations	12 Months Ended
Dec. 31, 2017
Disclosure of Financial obligations [Abstract]
Disclosure of borrowings [text block]
16.	Financial obligations

(a)	This caption is made up as follow:

	2017	2016
	US$(000)	US$(000)

Compañía de Minas Buenaventura S.A.A. (b)
BBVA Banco Continental S.A.	61,667	61,667
Banco de Crédito del Perú	61,667	61,667
CorpBanca New York Branch	61,666	61,666
Banco Internacional del Perú	30,000	30,000
ICBC Perú Bank	25,000	25,000
Banco Latinoamericano de Comercio Exterior S.A.	20,000	20,000
Banco de Sabadell, Miami Branch	15,000	15,000
	275,000	275,000
Debt issuance costs	(2,425)	(3,119)
	272,575	271,881
Sociedad Minera El Brocal S.A.A.
Banco de Crédito del Perú – Finance leaseback (c)	119,464	136,812
Debt issuance costs	(1,377)	-
	118,087	136,812
Mid-term financial obligation (c)	80,000	173
	198,087	136,985
Empresa de Generación Huanza S.A.
Banco de Crédito del Perú – Finance lease (d)	162,411	176,062

Contacto Corredores de Seguros S.A.
BBVA Banco Continental S.A. – Finance lease	10	53

Buenaventura Ingenieros S.A.
Banco de Crédito del Perú – Finance lease (e)	-	7,361

Total financial obligations	633,083	592,342

Classification by maturity:
Current portion	83,991	40,110
Non-current portion (f)	549,092	552,232

Total financial obligations	633,083	592,342

(b)	On June 27, 2016, Buenaventura entered into a long-term finance contract with seven Peruvian and foreign banks, with the following terms and conditions:

-	Principal: US$275,000,000.
-	Annual interest rate: Three-month Libor plus 3%.
-	Term: 5 years since June 30, 2016, with final maturity in June 30, 2021.
-	Grace Period: Two years.
-	Amortization: 6 semiannual installments of US$39,285,714 since July 2018 and a final payment of US$39,285,716 in June 2021.
-	Guarantee: None. The subsidiaries Compañía Minera Condesa S.A., Inversiones Colquijirca S.A. and Consorcio Energético de Huancavelica S.A. are the guarantors.

As part of the commitments, the Group must meet certain consolidated financial ratios. The main ratios are the following:
(i)	Debt service coverage ratio: Higher than 4.
(ii)	Leverage ratio: Less than 4 times since June 30, 2016 until June 30, 2017 and less than 3 times since that date.
(iii)	Net consolidated equity value: Higher than US$2,711,388,800.

For the calculation of (i) and (ii), the financial obligations and EBITDA of Empresa de Generación Huanza S.A. are excluded.

Additionally, there is a requirement related to the distribution of dividends (until December 31, 2018: up to 20% of the available net income for the previous period; since January 1, 2019: up to the total of net income for the previous period), according to the execution of the dividend policy of the Company.

The compliance of the terms described above is overseen by the Company´s Management. As of December 31, 2017, the Company complies with the above financial ratios.

(c)	Finance leaseback -
On June 9, 2015, the Board of Directors of El Brocal approved the modification of the debt and new payment schedule of the leaseback through sale contracts through the sale of assets with the same value including equipment, machinery and processing plant located in the Colquijirca mining unit. The contracts have the following terms and conditions:

-	Principal: US$166,500,000.
-	Annual interest rate: Nine-month Libor plus 4.75 percent.
-	Term: 5.5 years since September 23, 2015, with final maturity in year 2020.
-	Amortization: Through 22 quarterly variable installments.

In connection with the above financing, El Brocal must comply the following financial ratios:

(i)	Debt service coverage ratio: Higher than 1.3
(ii)	Leverage ratio: Less than 1.0 times.
(iii)	Debt ratio:
a.	Less than 2.50 times as of December 31, 2016;
b.	Less than 2.50 times from January 1, 2017 to September 30, 2017;
c.	Less than 2.25 times as of December 31, 2017;
d.	Less than 2.0 times from January 1, 2018.

These sales agreements with a subsequent financial lease are guaranteed by a trust agreement related to collection rights, sales contracts, cash flows for sales contracts and one related to the assets indicated in the contract.

Management of El Brocal has been restructuring its financial obligations, which resulted in a reduction of the interest rates of its short and long-term loans in 2017. In September 2017, the interest rate applicable to the financial lease contract of El Brocal was modified. The new rate is three-month Libor plus 2.75 percent (three-month Libor plus 4.75 percent as of December 31, 2016).

The compliance with the financial ratios described above is monitored by El Brocal’s Management. El Brocal’s Management obtained a one year waiver for any possible breach of the financial ratios.

Mid-term loan contract -
On October 23, 2017 El Brocal signed a mid-term loan agreement with the Banco de Credito del Peru for US$80,000,000, which accrues interest at an annual rate of 3.65 percent, for a 5-year term. The objective of this financing was the payment of short-term financial obligations maintained with the Banco de Credito del Peru and for working capital.

As part of the commitments agreed, El Brocal must comply with the following financial indicators as of December 31, 2017:

(i)	Debt service coverage ratio: Higher than 1.3
(ii)	Leverage ratio: Less than 1.0 times.
(iii)	Debt ratio: Less than a 2.25 times.

The compliance of the terms described above is overseen by the El Brocal´s Management. El Brocal´s Management obtained a one year waiver for any breach of the financial ratios.

(d)	On December 2, 2009, Empresa de Generación Huanza S.A. entered into a finance lease contract with Banco de Crédito del Perú, with the following terms and conditions:

-	Principal: US$119,000,000.
-	Annual interest rate: Three-month Libor plus 2.75 percent (three-month Libor plus 4.60 percent in 2016).
-	Term: 6 years since August 2014, with final maturity in November 2020.
-	Guarantee: Leased equipment.
-	Amortization: Through 26 quarterly variable installments and a final payment of US$44,191,000.

On June 30, 2014, Banco de Credito del Perú extended the finance lease contract above mentioned, through the addition of a new tranche with the following terms and conditions:

-	Principal: US$103,373,000.
-	Annual interest rate: Three-month Libor plus 2.75 percent (three-month Libor plus 4.70 percent in 2016).
-	Term: 6 years since August 2014, with final maturity in November 2020.
-	Guarantee: Leased equipment.
-	Amortization: Through an initial installment of US$18,373,000, 26 quarterly variable installments and a final installment of US$68,905,000.

(e)	On June 9, 2015, BISA entered into a finance lease contract with Banco de Credito del Perú, for the construction of administrative offices, with the following terms and conditions:

-	Principal: US$14,944,000.
-	Annual interest rate: 4.60 percent.
-	Term: 5 years and 4 months since April 2014, with final maturity in July 2019.
-	Guarantee: Leased property.
-	Amortization: Through 64 monthly installments of US$208,000 each.

In October 2017, BISA sold its investment properties for US$11,250,000. Of this total, US$7,196,922 was used by the buyer to prepay, on behalf of Bisa, the finance lease contract with Banco de Credito del Peru; the remaining amount of US$4,053,078 will be collected during the first quarter of 2018.

(f)	The long-term portion of the financial obligations held by the Group matures as follows:

	2017	2016
	US$(000)	US$(000)

Between 1 and 2 years	125,215	81,057
Between 2 and 5 years	427,680	474,294
	552,895	555,351
Debt issuance costs	(3,803)	(3,119)
	549,092	552,232

(g)	Below is presented the movement:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Beginning balance	592,342	353,710	383,305
New obligations	80,000	275,210	296
Accrual of debt issuance costs capitalized	272	(3,119)	-
Accrual of debt issuance costs in results, note 26(a)	909	-	-
Payments	(32,599)	(33,476)	(29,891)
Sale of asset under lease agreement (e)	(7,196)	-	-
Increase of debt issuance costs, note 26(a)	(480)	-	-
Exchange difference	(165)	17	-

Final balance	633,083	592,342	353,710